August 25, 2004

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Perritt Funds, Inc. File Nos. 333-114371 and 811-21556 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Perritt Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.     The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed by the Company on August 18, 2004, which became effective on August 20, 2004. This is the most recent amendment to such Registration Statement.

        2.     The text of Pre-Effective Amendment No. 1 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on August 18, 2004.

Very truly yours
PERRITT FUNDS, INC.
By: /s/ Michael J. Corbett
Michael J. Corbett
President